FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 27	$ 35
Current financial assets at fair value through profit and loss	850	559
Shares [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	27	35
Current financial assets at fair value through profit and loss	37	88
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	692	389
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	110	79
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 11	$ 3